Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Components of net periodic benefit cost
Net periodic benefit costs for the Company’s defined benefit retirement plans and other benefit plans for 2012, 2011 and 2010 include the following components:

	Retirement Plans			Other Benefit Plans
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
Service cost	$722	638	550	175	149	134
Interest cost	878	853	791	165	188	202
Expected return on plan assets	(1,236)	(1,108)	(1,005)	(4)	(1)	(1)
Amortization of prior service cost (credit)	6	9	10	(3)	(3)	(4)
Amortization of net transition obligation	1	1	1	—	—	—
Recognized actuarial losses	494	388	236	76	45	48
Curtailments and settlements	—	—	1	—	—	—
Net periodic benefit cost	$865	781	584	409	378	379

Amounts expected to be recognized in net periodic benefit cost
Amounts expected to be recognized in net periodic benefit cost in the coming year for the Company’s defined benefit retirement plans and other post-retirement plans:

(Dollars in Millions)
Amortization of net transition obligation	$1
Amortization of net actuarial losses	775
Amortization of prior service cost	6

Rates Used to Develop Actuarial Present Value of Projected Benefit Obligation
The weighted-average assumptions in the following table represent the rates used to develop the actuarial present value of projected benefit obligation for the year listed and also the net periodic benefit cost for the following year.

	Retirement Plans			Other Benefit Plans
	2012	2011	2010	2012	2011	2010
Worldwide Benefit Plans
Discount rate	4.25%	5.13%	5.71%	4.55%	5.25%	6.00%
Expected long-term rate of return on plan assets	8.45%	8.62%	8.68%
Rate of increase in compensation levels	4.08%	4.19%	4.19%	4.28%	4.28%	4.29%

Assumed health care cost trend rates
The following table displays the assumed health care cost trend rates, for all individuals:

Health Care Plans	2012	2011
Health care cost trend rate assumed for next year	6.50%	7.50%
Rate to which the cost trend rate is assumed to decline (ultimate trend)	4.50%	5.00%
Year the rate reaches the ultimate trend rate	2032	2018

Effect of one percentage point change in assumed health care cost trend rates
A one-percentage-point change in assumed health care cost trend rates would have the following effect:

	One-Percentage-	One-Percentage-
(Dollars in Millions)	Point Increase	Point Decrease
Health Care Plans
Total interest and service cost	$42	$(33)
Post-retirement benefit obligation	496	(394)

Information related to the benefit obligation and the fair value of plan assets
The following table displays the funded status of the Company's U.S. Qualified & Non-Qualified pension plans and international funded and unfunded pension plans at December 30, 2012 and January 1, 2012, respectively:

	U.S. Plans				International Plans
	Qualified Plans		Non-Qualified Plans		Funded Plans		Unfunded Plans
(Dollars in Millions)	2012	2011	2012	2011	2012	2011	2012	2011
Plan Assets	$11,464	9,132	—	—	6,072	4,604	—	—
Projected Benefit Obligation	12,420	10,283	1,343	1,155	7,586	5,626	480	360
Accumulated Benefit Obligation	11,001	9,147	1,070	903	6,774	5,078	422	324
Over (Under) Funded Status
Projected Benefit Obligation	$(956)	(1,151)	(1,343)	(1,155)	(1,514)	(1,022)	(480)	(360)
Accumulated Benefit Obligation	463	(15)	(1,070)	(903)	(702)	(474)	(422)	(324)

Schedule of Net Funded Status
The following table sets forth information related to the benefit obligation and the fair value of plan assets at year-end 2012 and 2011 for the Company’s defined benefit retirement plans and other post-retirement plans:

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2012	2011	2012	2011
Change in Benefit Obligation
Projected benefit obligation — beginning of year	$17,424	14,993	3,790	3,572
Service cost	722	638	175	149
Interest cost	878	853	165	188
Plan participant contributions	35	54	—	—
Amendments	12	(24)	—	—
Actuarial losses	2,662	1,698	459	213
Divestitures & acquisitions	629	14	—	—
Curtailments & settlements & restructuring	(6)	(6)	—	—
Benefits paid from plan	(697)	(659)	(432)	(320)
Effect of exchange rates	170	(137)	2	(12)
Projected benefit obligation — end of year	$21,829	17,424	4,159	3,790
Change in Plan Assets
Plan assets at fair value — beginning of year	$13,736	13,433	8	14
Actual return (loss) on plan assets	1,926	(102)	3	(1)
Company contributions	1,838	1,135	543	315
Plan participant contributions	35	54	—	—
Settlements	(2)	(2)	—	—
Divestitures & acquisitions	593	(2)	—	—
Benefits paid from plan assets	(697)	(659)	(432)	(320)
Effect of exchange rates	107	(121)	—	—
Plan assets at fair value — end of year	$17,536	13,736	122	8
Funded status — end of year	$(4,293)	(3,688)	(4,037)	(3,782)
Amounts Recognized in the Company’s Balance Sheet consist of the following:
Non-current assets	$194	249	$—	—
Current liabilities	(65)	(59)	(307)	(346)
Non-current liabilities	(4,422)	(3,878)	(3,730)	(3,436)
Total recognized in the consolidated balance sheet — end of year	$(4,293)	(3,688)	$(4,037)	(3,782)
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	$7,586	6,030	$1,601	1,218
Prior service cost (credit)	9	6	(14)	(18)
Unrecognized net transition obligation	2	3	—	1
Total before tax effects	$7,597	6,039	$1,587	1,201

Accumulated Benefit Obligations — end of year	$19,267	15,452

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2012	2011	2012	2011
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	$865	781	$409	378
Net actuarial loss	2,007	2,903	458	197
Amortization of net actuarial (loss) gain	(494)	(388)	(76)	8
Prior service cost	12	(24)	—	—
Amortization of prior service (cost) credit	(6)	(9)	3	3
Effect of exchange rates	79	(25)	1	(3)
Total recognized in other comprehensive income, before tax	$1,598	2,457	$386	205
Total recognized in net periodic benefit cost and other comprehensive income	$2,463	3,238	$795	583

Projected future benefit payments from company's retirement and other benefit plans
The following table displays the projected future benefit payments from the Company’s retirement and other benefit plans:

(Dollars in Millions)	2013	2014	2015	2016	2017	2018-2022
Projected future benefit payments
Retirement plans	$695	715	736	775	820	4,934
Other benefit plans — gross	327	221	220	220	220	1,121
Medicare rebates	(11)	—	—	—	—	—
Other benefit plans — net	$316	221	220	220	220	1,121

Projected future minimum contributions to the Company's U.S. and international unfunded retirement plans
The following table displays the projected future minimum contributions to the Company’s U.S. and international unfunded retirement plans. These amounts do not include any discretionary contributions that the Company may elect to make in the future.

(Dollars in Millions)	2013	2014	2015	2016	2017	2018-2022
Projected future contributions
Unfunded U.S. retirement plans	$43	46	49	52	56	354
Unfunded international retirement plans	$25	20	22	24	24	148

Company' retirement plan asset allocation and target allocations
The Company’s retirement plan asset allocation at the end of 2012 and 2011 and target allocations for 2013 are as follows:

	Percent of Plan Assets		Target Allocation
	2012	2011	2013
Worldwide Retirement Plans
Equity securities	75%	70%	71%
Debt securities	25	30	29
Total plan assets	100%	100%	100%

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The following table sets forth the Retirement Plans' trust investments measured at fair value as of December 30, 2012 and January 1, 2012:

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs		Significant Unobserv- able Inputs
	(Level 1)		(Level 2)		(Level 3)		Total Assets
(Dollars in Millions)	2012	2011	2012	2011	2012	2011	2012	2011
Short-term investment funds	$155	161	627	632	—	—	782	793
Government and agency securities	53	59	1,706	1,528	—	—	1,759	1,587
Debt instruments	2	1	1,641	1,106	3	9	1,646	1,116
Equity securities	8,104	6,682	1	2	4	16	8,109	6,700
Commingled funds	11	8	4,985	3,375	50	33	5,046	3,416
Insurance contracts	—	—	—	—	24	25	24	25
Other assets	—	1	101	33	69	65	170	99
Trust investments at fair value	$8,325	6,912	9,061	6,676	150	148	17,536	13,736

Summary of changes in the fair value of the Plan's Level 3 assets
The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the years ended December 30, 2012 and January 1, 2012:

(Dollars in Millions)	Debt Instruments	Equity Securities	Commingled Funds	Insurance Contracts	Other Assets	Total Level 3
Balance January 2, 2011	$13	24	35	29	82	183
Realized gains (losses)	—	3	—	1	—	4
Unrealized gains (losses)	1	(2)	(6)	(2)	(17)	(26)
Purchases, sales, issuances and settlements, net	(5)	(9)	4	(3)	—	(13)
Balance January 1, 2012	9	16	33	25	65	148
Realized gains (losses)	—	(1)	—	—	(5)	(6)
Unrealized gains (losses)	—	—	—	—	—	—
Purchases, sales, issuances and settlements, net	(6)	(11)	17	(1)	9	8
Balance December 30, 2012	$3	4	50	24	69	150